INVESTMENTS IN AFFILIATES - Other investments (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) director
Other investments
Board members designated			1
Total board members			5
Equity in earnings (losses) of affiliates | $	$ (28,875)	$ (12,136)	$ 14,610
Canadian Solar Infrastructure Fund, Inc.
Other investments
Number of units held | shares	63,932	65,672
Lingang Frontier (Yangzhou) CSI New Energy Investment Fund, LP
Other investments
Ownership percentage	39.20%	44.90%